UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    JUNE 30, 2003
                                                ---------------

     Check here if Amendment [ ];    Amendment Number: ___

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION

Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

    /S/ KEVIN M. WILSON              Augusta, GA               June 30, 2003
    ----------------------------    -----------------------  -----------------
    [Signature]                     [City, State]                [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     98
                                                  -------------------------

Form 13F Information Table Value Total:                 168,578
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


       No.      Form 13F File Number                        Name

       ____     28-_____________________           __________________________

       [Repeat as necessary.]


                                                Market             Investment Descretion                  Voting Authority
          Title                   CUSIP          Value             -------------------------  Other  ---------------------------
Name of Issuer  & of Class       Number         (1000's) Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    --------- ------   ------- --------- -------- ------- ------- ---------  --------

TOTALS:                          98            168,578   4,967,943  4,967,943                                            4,967,943

Coca-Cola Company                191216100      14,350     309,208    309,208                                              309,208
Exxon Mobil Corporation          30231G102       7,781     216,682    216,682                                              216,682
Microsoft Corp.                  594918104       6,838     266,674    266,674                                              266,674
Johnson & Johnson                478160104       6,133     118,626    118,626                                              118,626
Merck & Co Inc                   589331107       5,978      98,725     98,725                                               98,725
General Electric Co              369604103       5,747     200,378    200,378                                              200,378
American Express Co              025816109       5,400     129,165    129,165                                              129,165
Bank of America Corp             060505104       4,235      53,581     53,581                                               53,581
T Rowe Price Group.              74144T108       4,086     108,180    108,180                                              108,180
American Int'l Group             026874107       4,080      73,939     73,939                                               73,939
Paychex Inc.                     704326107       3,939     134,030    134,030                                              134,030
Mediacom Communications
 Corp ClA                        58446K105       3,886     398,984    398,984                                              398,984
Suntrust Banks Inc               867914103       3,470      58,481     58,481                                               58,481
Jefferson Pilot Corp             475070108       3,422      82,535     82,535                                               82,535
Intl Game Technology             448947101       3,302      32,265     32,265                                               32,265
Anheuser-Busch Co Inc            035229103       3,124      61,200     61,200                                               61,200
Georgia Bank Fin Corp            373127109       3,096      59,547     59,547                                               59,547
Hershey Foods Corp               427866108       3,080      44,216     44,216                                               44,216
Wal-Mart Stores                  931142103       3,002      55,941     55,941                                               55,941
FedEx Corp                       31428X106       2,896      46,694     46,694                                               46,694
3M Company                       88579Y101       2,669      20,694     20,694                                               20,694
I Shares US Total Mkt.           464287846       2,647      57,550     57,550                                               57,550
Royal Dutch Pete                 780257804       2,075      44,508     44,508                                               44,508
St Joe Company                   790148100       2,028      65,000     65,000                                               65,000
Pfizer Inc.                      717081103       1,909      55,897     55,897                                               55,897
Wachovia Corp                    929903102       1,791      44,808     44,808                                               44,808
Stan&Poors Dep Recs.             78462F103       1,764      18,065     18,065                                               18,065
Charles Schwab Corp              808513105       1,752     173,590    173,590                                              173,590
Diebold Inc                      253651103       1,717      39,700     39,700                                               39,700
Intuit Inc                       461202103       1,628      36,500     36,500                                               36,500
Cousins Properties Inc           222795106       1,582      56,700     56,700                                               56,700
BerkshireHathawayClB             084670207       1,553         639        639                                                  639
PepsiCo Incorporated             713448108       1,454      32,664     32,664                                               32,664
Block (H&R) Inc                  093671105       1,401      32,390     32,390                                               32,390
Intern'l Business Mach           459200101       1,393      16,886     16,886                                               16,886
Tribune Company                  896047107       1,386      28,700     28,700                                               28,700
Duke Realty                      264411505       1,344      48,800     48,800                                               48,800
Alltel Corp.                     020039103       1,297      26,900     26,900                                               26,900
Forest Laboratories Inc          345838106       1,292      23,600     23,600                                               23,600
Walt Disney Holdings Co          254687106       1,221      61,800     61,800                                               61,800
Health Care Ppty Inv Inc         421915109       1,199      28,300     28,300                                               28,300
Cisco Systems                    17275R102       1,166      69,435     69,435                                               69,435
Carnival Corp                    143658300       1,141      35,100     35,100                                               35,100
ConocoPhillips                   20825C104       1,131      20,636     20,636                                               20,636
Equity Rsntl Pptys Tr            29476L107       1,039      40,054     40,054                                               40,054
Thornburg Mortgage Inc           885218107       1,013      41,000     41,000                                               41,000
Nasdaq 100 Trust Ser 1           631100104       1,009      33,700     33,700                                               33,700
Intel Corp                       458140100         950      45,669     45,669                                               45,669
Southtrust Corp                  844730101         905      33,522     33,522                                               33,522
Newmont Mining Corp              651639106         899      27,700     27,700                                               27,700
Church & Dwight Co               171340102         884      27,000     27,000                                               27,000
Brown Forman Corp                115637209         865      11,000     11,000                                               11,000
T I B Financial Corp             872449103         857      51,000     51,000                                               51,000
Gillette Co                      375766102         840      26,365     26,365                                               26,365
Zimmer Holdings Inc              98956P102         817      18,140     18,140                                               18,140
BellSouth Corp                   079860102         808      30,355     30,355                                               30,355
SBC Communications               78387G103         793      31,046     31,046                                               31,046
Royal Bank Scotland
 prd D 9.125%                    780097606         777      27,600     27,600                                               27,600
Cintas Corp                      172909105         771      21,750     21,750                                               21,750
Kimberly Clark Corp              494368103         718      13,762     13,762                                               13,762
Procter & Gamble Co              742718109         707       7,924      7,924                                                7,924
CitiGroup Inc                    172967101         674      15,740     15,740                                               15,740
Home Depot                       437076102         615      18,555     18,555                                               18,555
Choicepoint Inc                  170388102         608      17,599     17,599                                                8,000
General Dynamics Corp            369550108         580       8,000      8,000                                               26,286
Delta & Pine Land Co             247357106         578      26,286     26,286                                               21,361
AGL Resources Inc                047753108         543      21,361     21,361                                               18,700
Young Innovations Inc            987520103         531      18,700     18,700                                               23,900
Barrick Gold Corp.               02451E109         428      23,900     23,900                                               13,300
Genuine Parts Co                 372460105         426      13,300     13,300                                                6,400
Amgen Inc                        031162100         422       6,400      6,400                                               17,850
Cross Timbers Royalty Tr         22757R109         422      17,850     17,850                                               10,224
Verizon Communications           92343V104         403      10,224     10,224                                                7,893
Marsh & McLennan Co Inc.         571748102         403       7,893      7,893                                                6,517
Polaris Industries Inc           731068102         400       6,517      6,517                                               19,600
Macrovision                      555904101         391      19,600     19,600                                               13,800
Georgia Pwr Cap V 7.125          37333R308         379      13,800     13,800                                               12,000
Dover Corporation                260003108         360      12,000     12,000                                               11,935
Bristol Myers Squibb Co          110122108         324      11,935     11,935                                                8,000
Clarcor Inc                      179895107         308       8,000      8,000                                               15,982
Mattel Inc                       577081102         302      15,982     15,982                                                9,540
Southern Company                 842587107         297       9,540      9,540                                                6,500
Deere & Co                       244199105         297       6,500      6,500                                                6,946
State Street Corp                857477103         274       6,946      6,946                                                3,728
ChevronTexaco Corp               721467108         269       3,728      3,728                                               24,946
Swiss Helvetia Fund Inc          870875101         261      24,946     24,946                                                5,890
Abbott Labs                      002824100         258       5,890      5,890                                                4,000
Dominion Res Inc Va New          25746U109         257       4,000      4,000                                                4,226
Colgate-Palmolive Co             194162103         245       4,226      4,226                                               11,432
Duke Energy                      264399106         228      11,432     11,432                                                6,444
Regions Finl Corp                758940100         218       6,444      6,444                                                4,000
Emerson Electric Co              291011104         204       4,000      4,000
Internap Network                                                                                                           140,698
 Services Corp                   45885A102         144     140,698    140,698                                              130,000
Earth Search Science Inc         270313109           2     130,000    130,000                                               20,000
Migratec Inc                     598622108           1      20,000     20,000                                               13,100
Universal Display Cp             91347P105         116      13,100     13,100                                               10,560
Fidelity Southern Corp           316320100         122      10,560     10,560                                               10,365
Flag Financial Corp              33832H107         142      10,365     10,365

All Other less than 10000
 shares and less than $200,000    various        5,113     186,426    186,426                                              186,426


TOTALS:                          98            168,578   4,967,943  4,967,943                                            4,967,943

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